Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
C000019420_0_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	29.39%
C000019420_0_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		8.11%
C000019420_0_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			7.95%
C000019419_0_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	23.38%
C000019419_0_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		12.58%
C000019419_0_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			7.72%
C000064260_0_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	23.38%
C000064260_0_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		12.58%
C000064260_0_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			7.72%
C000019418_0_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	6.65%
C000019418_0_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		9.64%
C000019418_0_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			8.55%
C000019416_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	25.34%
C000019416_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		10.20%
C000019416_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			7.70%
C000019415_0_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	25.28%
C000019415_0_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		10.07%
C000019415_0_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			7.79%
C000205027_0_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	25.28%
C000205027_0_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		10.07%
C000205027_0_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	6.84%
C000093329_0_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	25.28%
C000093329_0_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		10.07%
C000093329_0_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			7.79%
C000093330_0_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	25.28%
C000093330_0_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		10.07%
C000093330_0_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			7.79%
C000093328_0_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	25.28%
C000093328_0_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		10.07%
C000093328_0_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			7.79%
C000093326_0_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	25.28%
C000093326_0_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		10.07%
C000093326_0_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			7.79%
C000033179_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	23.38%
C000033179_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		12.58%
C000033179_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			7.72%
C000205034_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	23.38%
C000205034_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		12.58%
C000205034_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.13%
C000033183_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	23.38%
C000033183_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		12.58%
C000033183_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			7.72%
C000033184_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	23.38%
C000033184_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		12.58%
C000033184_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			7.72%
C000033182_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	23.38%
C000033182_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		12.58%
C000033182_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			7.72%
C000033180_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	23.38%
C000033180_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		12.58%
C000033180_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			7.72%
C000019429_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	23.38%
C000019429_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		12.58%
C000019429_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			7.72%
C000205031_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	23.38%
C000205031_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		12.58%
C000205031_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.13%
C000019433_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	23.38%
C000019433_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		12.58%
C000019433_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			7.72%
C000019434_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	23.38%
C000019434_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		12.58%
C000019434_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			7.72%
C000019432_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	23.38%
C000019432_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		12.58%
C000019432_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			7.72%
C000019430_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	23.38%
C000019430_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		12.58%
C000019430_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			7.72%
C000019423_0_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	22.77%
C000019423_0_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		10.76%
C000019423_0_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			7.91%
C000205030_0_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	22.77%
C000205030_0_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		10.76%
C000205030_0_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	7.33%
C000019427_0_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	22.77%
C000019427_0_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		10.76%
C000019427_0_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			7.91%
C000019428_0_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	22.77%
C000019428_0_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		10.76%
C000019428_0_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			7.91%
C000019426_0_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	22.77%
C000019426_0_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		10.76%
C000019426_0_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			7.91%
C000019424_0_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	22.77%
C000019424_0_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		10.76%
C000019424_0_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			7.91%
C000053902_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	23.38%
C000053902_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		12.58%
C000053902_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			7.72%
C000130142_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	23.38%
C000130142_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		12.58%
C000130142_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			7.72%
C000053906_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	23.38%
C000053906_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		12.58%
C000053906_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			7.72%
C000053907_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	23.38%
C000053907_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		12.58%
C000053907_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			7.72%
C000053905_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	23.38%
C000053905_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		12.58%
C000053905_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			7.72%
C000053903_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	23.38%
C000053903_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		12.58%
C000053903_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			7.72%
C000212504_0_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	23.38%
C000212504_0_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		12.58%
C000212504_0_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	9.36%
C000019407_0_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	23.38%
C000019407_0_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		12.58%
C000019407_0_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			7.72%
C000130141_0_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	23.38%
C000130141_0_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		12.58%
C000130141_0_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			7.72%
C000019411_0_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	23.38%
C000019411_0_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		12.58%
C000019411_0_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			7.72%
C000064259_0_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	23.38%
C000064259_0_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		12.58%
C000064259_0_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			7.72%
C000019412_0_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	23.38%
C000019412_0_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		12.58%
C000019412_0_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			7.72%
C000019410_0_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	23.38%
C000019410_0_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		12.58%
C000019410_0_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			7.72%
C000019408_0_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	23.38%
C000019408_0_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		12.58%
C000019408_0_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			7.72%
C000182859_0_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	25.17%
C000182859_0_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		11.37%
C000182859_0_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	7.58%
C000112814_0_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	23.03%
C000112814_0_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		14.99%
C000112814_0_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			11.72%
C000019413_0_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	23.65%
C000019413_0_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		13.99%
C000019413_0_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			7.77%
C000205026_0_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	23.65%
C000205026_0_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		13.99%
C000205026_0_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.76%
C000136835_0_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	23.65%
C000136835_0_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		13.99%
C000136835_0_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			7.77%
C000136836_0_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	23.65%
C000136836_0_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		13.99%
C000136836_0_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			7.77%
C000136834_0_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	23.65%
C000136834_0_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		13.99%
C000136834_0_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			7.77%
C000136832_0_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	23.65%
C000136832_0_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		13.99%
C000136832_0_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			7.77%
C000019439_0_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	27.88%
C000019439_0_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		7.47%
C000019439_0_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			7.71%
C000225961_0_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	27.88%
C000225961_0_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	3.79%
C000225960_0_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	27.88%
C000225960_0_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	3.79%
C000064267_0_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	27.88%
C000064267_0_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		7.47%
C000064267_0_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			7.71%
C000225964_0_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	27.88%
C000225964_0_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	3.79%
C000225963_0_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	27.88%
C000225963_0_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	3.79%
C000225962_0_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	27.88%
C000225962_0_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	3.79%
C000105577_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	27.88%
C000105577_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		7.47%
C000105577_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			7.71%
C000205036_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	27.88%
C000205036_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		7.47%
C000205036_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	6.93%
C000105580_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	27.88%
C000105580_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		7.47%
C000105580_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			7.71%
C000105581_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	27.88%
C000105581_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		7.47%
C000105581_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			7.71%
C000105579_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	27.88%
C000105579_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		7.47%
C000105579_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			7.71%
C000105578_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	27.88%
C000105578_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		7.47%
C000105578_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			7.71%
C000019421_0_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	28.35%
C000019421_0_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		6.78%
C000019421_0_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			8.14%
C000182858_0_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	23.38%
C000182858_0_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		12.58%
C000182858_0_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	7.71%
C000019438_0_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	23.38%
C000019438_0_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		12.58%
C000019438_0_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			7.72%
C000064266_0_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	23.38%
C000064266_0_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		12.58%
C000064266_0_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			7.72%
C000019437_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	27.88%
C000019437_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		7.47%
C000019437_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			7.71%
C000205033_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	27.88%
C000205033_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		7.47%
C000205033_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	6.93%
C000064264_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	27.88%
C000064264_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		7.47%
C000064264_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			7.71%
C000064265_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	27.88%
C000064265_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		7.47%
C000064265_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			7.71%
C000064263_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	27.88%
C000064263_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		7.47%
C000064263_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			7.71%
C000064261_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	27.88%
C000064261_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		7.47%
C000064261_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			7.71%
C000019436_0_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	28.08%
C000019436_0_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		16.48%
C000019436_0_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			10.95%
C000205032_0_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	28.08%
C000205032_0_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		16.48%
C000205032_0_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	11.37%
C000047989_0_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	28.08%
C000047989_0_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		16.48%
C000047989_0_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			10.95%
C000047990_0_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	28.08%
C000047990_0_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		16.48%
C000047990_0_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			10.95%
C000047988_0_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	28.08%
C000047988_0_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		16.48%
C000047988_0_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			10.95%
C000047986_0_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	28.08%
C000047986_0_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		16.48%
C000047986_0_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			10.95%
C000254527_0_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	23.03%
C000254527_0_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	18.80%
C000254524_0_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	23.03%
C000254524_0_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	18.80%
C000254528_0_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	23.03%
C000254528_0_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	18.80%
C000254525_0_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	23.03%
C000254525_0_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	18.80%
C000254526_0_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	23.03%
C000254526_0_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	18.80%
C000019422_0_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	22.45%
C000019422_0_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		16.01%
C000019422_0_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			12.25%
C000205029_0_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	22.45%
C000205029_0_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		16.01%
C000205029_0_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	12.56%
C000074285_0_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	22.45%
C000074285_0_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		16.01%
C000074285_0_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			12.25%
C000074286_0_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	22.45%
C000074286_0_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		16.01%
C000074286_0_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			12.25%
C000074284_0_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	22.45%
C000074284_0_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		16.01%
C000074284_0_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			12.25%
C000074282_0_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	22.45%
C000074282_0_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		16.01%
C000074282_0_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			12.25%
C000053911_0_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	25.17%
C000053911_0_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		11.37%
C000053911_0_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			7.85%
C000177513_0_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	25.17%
C000177513_0_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		11.37%
C000177513_0_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.49%
C000053909_0_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	25.17%
C000053909_0_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		11.37%
C000053909_0_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			7.85%
C000053910_0_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	25.17%
C000053910_0_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		11.37%
C000053910_0_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			7.85%
C000053908_0_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	25.17%
C000053908_0_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		11.37%
C000053908_0_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			7.85%
C000053912_0_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	25.17%
C000053912_0_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		11.37%
C000053912_0_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			7.85%
C000019420_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	33.02%
C000019420_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		9.14%
C000019420_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			11.16%
C000019419_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	18.10%
C000019419_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		10.10%
C000019419_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			8.28%
C000064260_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	18.20%
C000064260_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		10.21%
C000064260_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			8.39%
C000019418_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	10.19%
C000019418_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		8.91%
C000019418_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			9.12%
C000019416_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	24.29%
C000019416_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		7.26%
C000019416_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			7.79%
C000019416_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	23.57%
C000019416_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		8.05%
C000019416_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			6.78%
C000019415_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	31.23%
C000019415_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		9.04%
C000019415_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			9.04%
C000205027_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	31.38%
C000205027_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		9.19%
C000205027_NoLoadClassMember_2024-11-01_2025-10-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	8.31%
C000093329_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	25.90%
C000093329_ClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		7.66%
C000093329_ClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			8.00%
C000093329_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	30.47%
C000093329_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		8.43%
C000093329_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			8.39%
C000093330_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	31.20%
C000093330_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		9.05%
C000093330_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			9.06%
C000093328_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	28.84%
C000093328_ClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		7.96%
C000093328_ClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			8.11%
C000093328_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	29.84%
C000093328_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		7.96%
C000093328_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			8.11%
C000093326_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	23.26%
C000093326_ClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		7.46%
C000093326_ClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			8.08%
C000093326_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	30.78%
C000093326_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		8.74%
C000093326_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			8.72%
C000033179_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	31.12%
C000033179_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		17.76%
C000033179_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			7.84%
C000033179_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	30.05%
C000033179_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		17.15%
C000033179_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			7.77%
C000205034_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	31.21%
C000205034_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		17.91%
C000205034_NoLoadClassMember_2024-11-01_2025-10-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	9.55%
C000205034_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	30.05%
C000205034_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		17.15%
C000205034_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.59%
C000033183_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	25.81%
C000033183_ClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		16.28%
C000033183_ClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			6.82%
C000033183_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	30.38%
C000033183_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		17.11%
C000033183_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			7.20%
C000033183_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	30.05%
C000033183_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		17.15%
C000033183_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			7.77%
C000033184_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	31.05%
C000033184_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		17.73%
C000033184_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			7.77%
C000033184_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	30.05%
C000033184_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		17.15%
C000033184_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			7.77%
C000033182_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	28.70%
C000033182_ClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		16.54%
C000033182_ClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			6.83%
C000033182_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	29.70%
C000033182_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		16.54%
C000033182_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			6.83%
C000033182_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	30.05%
C000033182_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		17.15%
C000033182_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			7.77%
C000033180_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	23.23%
C000033180_ClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		16.03%
C000033180_ClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			6.87%
C000033180_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	30.75%
C000033180_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		17.42%
C000033180_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			7.51%
C000033180_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	30.05%
C000033180_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		17.15%
C000033180_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			7.77%
C000019429_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	20.99%
C000019429_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		7.58%
C000019429_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			8.30%
C000019429_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	24.78%
C000019429_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		9.26%
C000019429_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			7.38%
C000205031_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	21.08%
C000205031_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		7.69%
C000205031_NoLoadClassMember_2024-11-01_2025-10-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	7.47%
C000205031_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	24.78%
C000205031_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		9.26%
C000205031_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	6.11%
C000019433_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	16.08%
C000019433_ClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		6.22%
C000019433_ClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			7.30%
C000019433_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	20.29%
C000019433_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		6.98%
C000019433_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			7.68%
C000019433_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	24.78%
C000019433_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		9.26%
C000019433_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			7.38%
C000019434_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	20.89%
C000019434_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		7.54%
C000019434_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			8.27%
C000019434_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	24.78%
C000019434_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		9.26%
C000019434_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			7.38%
C000019432_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	18.66%
C000019432_ClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		6.44%
C000019432_ClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			7.31%
C000019432_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	19.66%
C000019432_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		6.44%
C000019432_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			7.31%
C000019432_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	24.78%
C000019432_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		9.26%
C000019432_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			7.38%
C000019430_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	13.63%
C000019430_ClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		5.98%
C000019430_ClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			7.34%
C000019430_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	20.56%
C000019430_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		7.25%
C000019430_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			7.98%
C000019430_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	24.78%
C000019430_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		9.26%
C000019430_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			7.38%
C000019423_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	17.79%
C000019423_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		10.70%
C000019423_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			8.16%
C000205030_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	17.86%
C000205030_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		10.83%
C000205030_NoLoadClassMember_2024-11-01_2025-10-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	6.94%
C000019427_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	13.03%
C000019427_ClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		9.32%
C000019427_ClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			7.17%
C000019427_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	17.13%
C000019427_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		10.10%
C000019427_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			7.55%
C000019428_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	17.73%
C000019428_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		10.69%
C000019428_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			8.15%
C000019426_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	15.55%
C000019426_ClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		9.56%
C000019426_ClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			7.20%
C000019426_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	16.55%
C000019426_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		9.56%
C000019426_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			7.20%
C000019424_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	10.71%
C000019424_ClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		9.10%
C000019424_ClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			7.22%
C000019424_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	17.46%
C000019424_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		10.40%
C000019424_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			7.86%
C000053902_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	16.77%
C000053902_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		8.97%
C000053902_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			8.63%
C000053902_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	16.88%
C000053902_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		8.00%
C000053902_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			7.41%
C000130142_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	16.88%
C000130142_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		9.10%
C000130142_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			8.78%
C000130142_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	16.88%
C000130142_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		8.00%
C000130142_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			7.41%
C000053906_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	12.09%
C000053906_ClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		7.60%
C000053906_ClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			7.63%
C000053906_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	16.16%
C000053906_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		8.37%
C000053906_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			8.01%
C000053906_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	16.88%
C000053906_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		8.00%
C000053906_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			7.41%
C000053907_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	16.77%
C000053907_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		8.96%
C000053907_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			8.64%
C000053907_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	16.88%
C000053907_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		8.00%
C000053907_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			7.41%
C000053905_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	14.59%
C000053905_ClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		7.84%
C000053905_ClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			7.66%
C000053905_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	15.59%
C000053905_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		7.84%
C000053905_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			7.66%
C000053905_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	16.88%
C000053905_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		8.00%
C000053905_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			7.41%
C000053903_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	9.73%
C000053903_ClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		7.38%
C000053903_ClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			7.68%
C000053903_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	16.42%
C000053903_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		8.66%
C000053903_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			8.32%
C000053903_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	16.88%
C000053903_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		8.00%
C000053903_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			7.41%
C000212504_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	26.64%
C000212504_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		10.32%
C000212504_NoLoadClassMember_2024-11-01_2025-10-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	10.20%
C000019407_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	25.07%
C000019407_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		9.99%
C000019407_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			7.86%
C000130141_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	25.17%
C000130141_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		10.09%
C000130141_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			7.98%
C000019411_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	20.04%
C000019411_ClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		8.59%
C000019411_ClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			6.86%
C000019411_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	24.39%
C000019411_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		9.36%
C000019411_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			7.24%
C000064259_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	25.15%
C000064259_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		10.09%
C000064259_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			7.98%
C000019412_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	25.01%
C000019412_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		9.96%
C000019412_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			7.84%
C000019410_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	22.77%
C000019410_ClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		8.79%
C000019410_ClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			6.83%
C000019410_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	23.77%
C000019410_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		8.79%
C000019410_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			6.83%
C000019408_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	17.53%
C000019408_ClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		8.35%
C000019408_ClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			6.87%
C000019408_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	24.70%
C000019408_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		9.64%
C000019408_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			7.51%
C000182859_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	17.26%
C000182859_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		9.29%
C000182859_NoLoadClassMember_2024-11-01_2025-10-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	9.94%
C000112814_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	22.93%
C000112814_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		14.53%
C000112814_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			10.92%
C000019413_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	28.85%
C000019413_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		10.00%
C000019413_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			6.91%
C000205026_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	28.97%
C000205026_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		10.12%
C000205026_NoLoadClassMember_2024-11-01_2025-10-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	7.64%
C000136835_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	23.65%
C000136835_ClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		8.59%
C000136835_ClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			5.89%
C000136835_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	28.14%
C000136835_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		9.36%
C000136835_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			6.26%
C000136836_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	28.82%
C000136836_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		10.00%
C000136836_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			6.93%
C000136834_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	26.48%
C000136834_ClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		8.81%
C000136834_ClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			5.90%
C000136834_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	27.48%
C000136834_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		8.81%
C000136834_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			5.90%
C000136832_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	21.06%
C000136832_ClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		8.37%
C000136832_ClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			5.95%
C000136832_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	28.45%
C000136832_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		9.67%
C000136832_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			6.58%
C000019439_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	27.33%
C000019439_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		6.68%
C000019439_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			9.93%
C000225961_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	27.52%
C000225961_NoLoadClassMember_2024-11-01_2025-10-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	3.72%
C000225960_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	22.22%
C000225960_ClassMember_2024-11-01_2025-10-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	2.19%
C000225960_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	26.65%
C000225960_NoLoadClassMember_2024-11-01_2025-10-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	3.00%
C000064267_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	27.47%
C000064267_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		6.81%
C000064267_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			10.07%
C000225964_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	27.29%
C000225964_NoLoadClassMember_2024-11-01_2025-10-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	3.57%
C000225963_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	25.03%
C000225963_ClassMember_2024-11-01_2025-10-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	2.49%
C000225963_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	26.03%
C000225963_NoLoadClassMember_2024-11-01_2025-10-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	2.49%
C000225962_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	19.67%
C000225962_ClassMember_2024-11-01_2025-10-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	1.92%
C000225962_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	26.97%
C000225962_NoLoadClassMember_2024-11-01_2025-10-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	3.28%
C000105577_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	22.59%
C000105577_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		11.13%
C000105577_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			8.83%
C000105577_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	20.59%
C000105577_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		11.70%
C000105577_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			7.47%
C000205036_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	22.66%
C000205036_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		11.27%
C000205036_NoLoadClassMember_2024-11-01_2025-10-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	9.30%
C000205036_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	20.59%
C000205036_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		11.70%
C000205036_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.13%
C000105580_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	17.62%
C000105580_ClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		9.73%
C000105580_ClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			7.83%
C000105580_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	21.88%
C000105580_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		10.51%
C000105580_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			8.22%
C000105580_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	20.59%
C000105580_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		11.70%
C000105580_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			7.47%
C000105581_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	22.58%
C000105581_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		11.13%
C000105581_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			8.83%
C000105581_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	20.59%
C000105581_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		11.70%
C000105581_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			7.47%
C000105579_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	20.34%
C000105579_ClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		9.97%
C000105579_ClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			7.85%
C000105579_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	21.34%
C000105579_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		9.97%
C000105579_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			7.85%
C000105579_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	20.59%
C000105579_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		11.70%
C000105579_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			7.47%
C000105578_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	15.17%
C000105578_ClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		9.50%
C000105578_ClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			7.87%
C000105578_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	22.20%
C000105578_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		10.81%
C000105578_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			8.51%
C000105578_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	20.59%
C000105578_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		11.70%
C000105578_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			7.47%
C000019421_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	35.10%
C000019421_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		6.72%
C000019421_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			12.30%
C000182858_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	21.60%
C000182858_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		9.49%
C000182858_NoLoadClassMember_2024-11-01_2025-10-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	8.18%
C000019438_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	21.48%
C000019438_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		9.26%
C000019438_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			7.76%
C000064266_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	21.57%
C000064266_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		9.36%
C000064266_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			7.88%
C000019437_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	40.16%
C000019437_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		5.80%
C000019437_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			10.61%
C000019437_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	34.57%
C000019437_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		5.07%
C000019437_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			8.61%
C000205033_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	40.35%
C000205033_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		5.95%
C000205033_NoLoadClassMember_2024-11-01_2025-10-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	11.27%
C000205033_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	34.57%
C000205033_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		5.07%
C000205033_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	7.72%
C000064264_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	34.56%
C000064264_ClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		4.48%
C000064264_ClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			9.56%
C000064264_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	39.44%
C000064264_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		5.22%
C000064264_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			9.95%
C000064264_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	34.57%
C000064264_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		5.07%
C000064264_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			8.61%
C000064265_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	40.19%
C000064265_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		5.81%
C000064265_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			10.61%
C000064265_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	34.57%
C000064265_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		5.07%
C000064265_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			8.61%
C000064263_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	37.74%
C000064263_ClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		4.73%
C000064263_ClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			9.63%
C000064263_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	38.74%
C000064263_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		4.73%
C000064263_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			9.63%
C000064263_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	34.57%
C000064263_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		5.07%
C000064263_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			8.61%
C000064261_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	31.73%
C000064261_ClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		4.26%
C000064261_ClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			9.63%
C000064261_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	39.77%
C000064261_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		5.50%
C000064261_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			10.28%
C000064261_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	34.57%
C000064261_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		5.07%
C000064261_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			8.61%
C000019436_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	16.82%
C000019436_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		15.88%
C000019436_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			9.63%
C000205032_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	16.92%
C000205032_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		16.02%
C000205032_NoLoadClassMember_2024-11-01_2025-10-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	10.43%
C000047989_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	12.11%
C000047989_ClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		14.41%
C000047989_ClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			8.60%
C000047989_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	16.18%
C000047989_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		15.23%
C000047989_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			8.98%
C000047990_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	16.81%
C000047990_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		15.91%
C000047990_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			9.66%
C000047988_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	14.61%
C000047988_ClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		14.65%
C000047988_ClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			8.64%
C000047988_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	15.61%
C000047988_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		14.65%
C000047988_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			8.64%
C000047986_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	9.79%
C000047986_ClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		14.17%
C000047986_ClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			8.64%
C000047986_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	16.48%
C000047986_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		15.53%
C000047986_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			9.29%
C000254527_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	18.01%
C000254527_ClassMember_2024-11-01_2025-10-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	13.36%
C000254527_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	22.29%
C000254527_NoLoadClassMember_2024-11-01_2025-10-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	17.33%
C000254524_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	20.64%
C000254524_ClassMember_2024-11-01_2025-10-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	16.68%
C000254524_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	21.64%
C000254524_NoLoadClassMember_2024-11-01_2025-10-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	16.68%
C000254528_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	22.92%
C000254528_NoLoadClassMember_2024-11-01_2025-10-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	17.91%
C000254525_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	23.05%
C000254525_NoLoadClassMember_2024-11-01_2025-10-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	18.04%
C000254526_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	15.53%
C000254526_ClassMember_2024-11-01_2025-10-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	11.06%
C000254526_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	22.58%
C000254526_NoLoadClassMember_2024-11-01_2025-10-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	17.60%
C000019422_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	19.02%
C000019422_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		13.79%
C000019422_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			13.04%
C000205029_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	19.12%
C000205029_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		13.90%
C000205029_NoLoadClassMember_2024-11-01_2025-10-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	13.00%
C000074285_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	14.24%
C000074285_ClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		12.37%
C000074285_ClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			12.00%
C000074285_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	18.38%
C000074285_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		13.17%
C000074285_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			12.40%
C000074286_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	18.98%
C000074286_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		13.76%
C000074286_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			13.01%
C000074284_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	16.78%
C000074284_ClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		12.58%
C000074284_ClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			11.99%
C000074284_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	17.78%
C000074284_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		12.58%
C000074284_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			11.99%
C000074282_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	11.84%
C000074282_ClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		12.13%
C000074282_ClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			12.04%
C000074282_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	18.67%
C000074282_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		13.46%
C000074282_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			12.70%
C000053911_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	25.67%
C000053911_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		12.17%
C000053911_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			9.17%
C000177513_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	25.91%
C000177513_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		12.35%
C000177513_NoLoadClassMember_2024-11-01_2025-10-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	10.50%
C000053909_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	20.69%
C000053909_ClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		10.82%
C000053909_ClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			8.25%
C000053909_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	25.06%
C000053909_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		11.61%
C000053909_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			8.63%
C000053910_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	25.67%
C000053910_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		12.18%
C000053910_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			9.18%
C000053908_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	23.45%
C000053908_ClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		11.04%
C000053908_ClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			8.24%
C000053908_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	24.45%
C000053908_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		11.04%
C000053908_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			8.24%
C000053912_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	18.11%
C000053912_ClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		10.58%
C000053912_ClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			8.25%
C000053912_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	25.32%
C000053912_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		11.90%
C000053912_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			8.89%